Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
Comprehensive Income Loss Note [Abstract]
Accumulated Other Comprehensive Loss

Note 8 – Accumulated Other Comprehensive Loss

Changes in the components of accumulated other comprehensive loss (“AOCI”), net of tax, for the periods indicated are summarized in the table below, in thousands.

	Unrealized Gains and Losses on Available for Sales Securities	Unrealized Losses on Securities Transferred to Held to Maturity	Total
Beginning balance	$(4)	$(208)	$(212)
Other comprehensive (loss) income before reclassifications	(57)	208	151
Amounts reclassified from AOCI	(24)	-	(24)
Ending balance	$(85)	$-	$(85)

	For the year ended December 31, 2015

	Unrealized Gains and Losses on Available for Sales Securities	Unrealized Losses on Securities Transferred to Held to Maturity	Total
Beginning balance	$129	$(355)	$(226)
Other comprehensive (loss) income before reclassifications	(63)	147	84
Amounts reclassified from AOCI	(70)	-	(70)
Ending balance	$(4)	$(208)	$(212)

The following table presents the amounts reclassified out of each component of AOCI for the indicated annual period in thousands:

	For the year ended December 31,

Details about AOCI	2016	2015	Affected Line Item in the Statement of Income

Available for sale securities	$24	$64	Realized gain on sale of securities
Held to maturity securities	12	42	Realized gain on sale of securities
	(12)	(36)	Provision for Income Taxes
	$24	$70	Net Income